Leases - Summary of lease expense (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 528
Interest on lease liabilities (including in Financial expenses)	131	€ 150
Interest on sublease receivable (including in Financial income)	(26)	(33)
Expenses relating to short-term leases and leases of low-value assets	98	85
Total expenses related to leases	731	724
Property Member [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	202	200
Vehicles [member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	56	36
Plant and Equipments [Member]
Depreciation charge of right-of-use assets
Depreciation, right-of-use assets	€ 270	€ 286